SALES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of sales by mining operation, product and inventory type
The following tables present the Company’s Sales by mining operation, product and inventory type:

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2022
CC&V	$328	$5	$333
Musselwhite	305	—	305
Porcupine	504	—	504
Éléonore	391	—	391
Peñasquito:
Gold	110	896	1,006
Silver (1)	—	549	549
Lead	—	133	133
Zinc	—	501	501
Total Peñasquito	110	2,079	2,189
Merian	723	—	723
Cerro Negro	508	—	508
Yanacocha	446	5	451
Boddington:
Gold	366	1,081	1,447
Copper	—	316	316
Total Boddington	366	1,397	1,763
Tanami	878	—	878
Ahafo	1,023	—	1,023
Akyem	749	—	749
NGM (2)	2,026	72	2,098
Consolidated	$8,357	$3,558	$11,915
____________________________
(1)Silver sales from concentrate includes $73 related to non-cash amortization of the silver streaming agreement liability.
(2)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,022 for the year ended December 31, 2022.

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2021
CC&V	$382	$14	$396
Musselwhite	277	—	277
Porcupine	517	—	517
Éléonore	446	—	446
Peñasquito:
Gold	207	1,043	1,250
Silver (1)	—	651	651
Lead	—	172	172
Zinc	—	561	561
Total Peñasquito	207	2,427	2,634
Merian	780	—	780
Cerro Negro	480	—	480
Yanacocha	451	20	471
Boddington:
Gold	311	901	1,212
Copper	—	295	295
Total Boddington	311	1,196	1,507
Tanami	879	—	879
Ahafo	864	—	864
Akyem	680	—	680
NGM (2)	2,216	75	2,291
Consolidated	$8,490	$3,732	$12,222
____________________________
(1)Silver sales from concentrate includes $79 related to non-cash amortization of the silver streaming agreement liability.
(2)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,212 for the year ended December 31, 2021.

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2020
CC&V	$478	$—	$478
Red Lake (1)	67	—	67
Musselwhite	180	—	180
Porcupine	566	—	566
Éléonore	371	—	371
Peñasquito:
Gold	84	810	894
Silver (2)	—	510	510
Lead	—	134	134
Zinc	—	348	348
Total Peñasquito	84	1,802	1,886
Merian	822	—	822
Cerro Negro	404	—	404
Yanacocha	592	1	593
Boddington:
Gold	290	931	1,221
Copper	—	155	155
Total Boddington	290	1,086	1,376
Tanami	871	—	871
Ahafo	853	—	853
Akyem	671	—	671
NGM (3)	2,285	74	2,359
Consolidated	$8,534	$2,963	$11,497
____________________________
(1)On March 31, 2020, the Company sold Red Lake. Refer to Note 8 for additional information.
(2)Silver sales from concentrate includes $67 related to non-cash amortization of the silver streaming agreement liability.
(3)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,293 for the year ended December 31, 2020.
At December 31, 2022, Newmont had the following provisionally priced concentrate sales subject to final pricing over the next several months:

	Provisionally Priced Sales Subject to Final Pricing	Average Provisional Price (per ounce/pound)
Gold (ounces, in thousands)	159	$1,817
Copper (pounds, in millions)	37	$3.80
Silver (ounces, in millions)	4	$23.86
Lead (pounds, in millions)	26	$1.05
Zinc (pounds, in millions)	74	$1.35

Revenues from sales based on the customer's location	Revenues from sales attributed to countries based on the customer’s location were as follows:

	Years Ended December 31,
	2022	2021	2020
United Kingdom	$8,309	$8,404	$8,489
South Korea	1,426	1,665	1,317
Mexico	604	642	277
Japan	442	386	244
Philippines	340	264	242
Germany	308	282	277
United States	24	62	97
Switzerland	—	275	243
Other (1)	462	242	311
	$11,915	$12,222	$11,497
____________________________
(1)Includes $73, $79, and $67 related to non-cash amortization of the silver streaming agreement liability for the years ended December 31, 2022, 2021, and 2020, respectively.